Dividends	6 Months Ended
Sep. 30, 2017
Dividends

9. Dividends

The following table shows dividends on preferred stock and common stock during the six months ended September 30, 2016 and 2017:

September 30, 2016	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	10	989
Common stock	3.75	93,839

Total		94,828

September 30, 2017	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Common stock	3.75	95,174